Commitments and contingencies - Schedule of Arising Capital Expenditure Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital expenditure commitments [Member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	€ 594	€ 281
Capital expenditure commitments [Member] | Not later than one year [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	273	96
Capital expenditure commitments [Member] | Later than one year and not later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	279	143
Capital expenditure commitments [Member] | Later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	42	42
Contributions to Joint Ventures [Member]
Schedule of Arising capital expenditure commitments [Line Items]
Contractual Capital Commitments	157
Contributions to Joint Ventures [Member] | Not later than one year [member]
Schedule of Arising capital expenditure commitments [Line Items]
Contractual Capital Commitments	23
Contributions to Joint Ventures [Member] | Later than one year and not later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Contractual Capital Commitments	58
Contributions to Joint Ventures [Member] | Later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Contractual Capital Commitments	76
Other commitments [Member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	783	335
Other commitments [Member] | Not later than one year [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	313	160
Other commitments [Member] | Later than one year and not later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	407	130
Other commitments [Member] | Later than five years [member]
Schedule of Arising capital expenditure commitments [Line Items]
Capital Commitments	€ 63	€ 45